Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended		100 Months Ended	103 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2014
Income Tax Disclosure [Line Items]
Net (loss) income from operations before taxes	$ (955,836)	$ (1,132,629)	$ (4,419,122)	$ (4,418,459)	$ (31,194,058)	$ (32,149,894)	$ (32,149,894)
Switzerland [Member]
Income Tax Disclosure [Line Items]
Net (loss) income from operations before taxes	(485,783)	(362,053)	(2,883,099)	(3,724,792)	(19,398,984)		(19,884,767)
South Africa [Member]
Income Tax Disclosure [Line Items]
Net (loss) income from operations before taxes	(226,654)	(372,212)	(234,099)	(678,233)	(9,536,218)		(9,762,872)
United States [Member]
Income Tax Disclosure [Line Items]
Net (loss) income from operations before taxes	(243,399)	(398,364)	(1,301,924)	(15,434)	(1,317,358)		(1,560,757)
Brazil [Member]
Income Tax Disclosure [Line Items]
Net (loss) income from operations before taxes	$ 0	$ 0	$ 0	$ 0	$ (941,498)		$ (941,498)